RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 1,756	$ 1,463	$ 1,522
Post-employment benefits	115	112	120
Share-based compensation	1,615	1,455	1,882
Total	$ 3,486	$ 3,030	$ 3,524